S000094966 [Member] Expense Example - Goldman Sachs Technology Opportunities ETF - Goldman Sachs Technology Opportunities ETF	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	$ 208